Schedule of trade payables (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Trade and other payables [abstract]
Trade payables	$ 407,007	$ 360,235
Related parties - note 20	4,811	9,887
Trade payables	$ 411,818	$ 370,122